UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2007

                   DATE OF REPORTING PERIOD: APRIL 30, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND II                   REAVES SELECT RESEARCH FUND
                                                      APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.7%
--------------------------------------------------------------------------------
                                                      SHARES            VALUE
                                                  -------------     -----------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.3%
    Comcast, Cl A*                                       92,500     $ 2,466,050
    Shaw Communications, Cl B                             8,000         310,000
                                                                    ------------
                                                                      2,776,050
                                                                    ------------
ELECTRIC UTILITIES -- 29.3%
    Constellation Energy Group                           31,010       2,763,611
    Dominion Resources                                   20,000       1,824,000
    Duke Energy                                         149,500       3,067,740
    Exelon                                               55,549       4,188,950
    FPL Group                                             3,000         193,110
    Great Plains Energy                                  75,000       2,448,000
    Integrys Energy Group                                30,000       1,683,000
    ITC Holdings                                         38,000       1,599,040
    National Grid ADR                                    29,000       2,284,330
    PNM Resources                                        75,000       2,441,250
    Sierra Pacific Resources*                            85,500       1,561,230
    TransAlta                                            10,000         236,600
    TXU                                                   3,000         196,740
                                                                    ------------
                                                                     24,487,601
                                                                    ------------
ENERGY -- 15.0%
    ConocoPhillips                                       40,000       2,774,000
    EnCana                                               22,000       1,153,900
    Exxon Mobil                                          23,000       1,825,740
    Halliburton                                          60,000       1,906,200
    Peabody Energy                                        6,000         287,880
    Schlumberger                                          1,000          73,830
    Statoil ADR                                          35,000         982,450
    Todco*                                               40,000       1,818,400
    Total SA ADR                                          3,000         221,070
    Transocean*                                          17,569       1,514,448
                                                                    ------------
                                                                     12,557,918
                                                                    ------------
FINANCIAL SERVICES -- 2.2%
    Berkshire Hathaway, Cl B*                               500       1,814,000
                                                                    ------------
GAS -- 23.0%
    AGL Resources                                        17,500         761,950
    Energen                                              50,000       2,802,500
    Equitable Resources                                  39,500       2,054,395
    Oneok                                                65,000       3,146,650
    Sempra Energy                                        60,000       3,808,800
    South Jersey Industries                              56,000       2,199,120
    Spectra Energy                                       51,900       1,354,590
    Vectren                                              15,000         436,050
    Williams                                             90,000       2,655,000
                                                                    ------------
                                                                     19,219,055
                                                                    ------------
MISCELLANEOUS -- 0.2%
    General Maritime                                      4,000         128,280
                                                                    ------------
TELECOMMUNICATION SERVICES -- 24.7%
    America Movil SAB de CV, Ser L ADR                   30,000       1,575,900
    AT&T                                                100,000       3,872,000

THE ADVISORS' INNER CIRCLE FUND II                   REAVES SELECT RESEARCH FUND
                                                      APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------
                                                      SHARES            VALUE
                                                  -------------     -----------
TELECOMMUNICATION SERVICES -- CONTINUED
    BCE                                                  70,000     $ 2,362,500
    Citizens Communications                             214,000       3,331,980
    Clearwire, Cl A*                                     36,000         645,480
    CommScope*                                           59,500       2,775,675
    Embarq                                                7,000         420,280
    Qwest Communications International*                  40,000         355,200
    Sprint-FON Group                                    135,000       2,704,050
    Telecom Corp of New Zealand ADR                      40,000       1,136,000
    Windstream                                          100,335       1,466,898
                                                                    ------------
                                                                     20,645,963
                                                                    ------------
    TOTAL COMMON STOCK
        (Cost $60,780,548)                                           81,628,867
                                                                    ------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (A) -- 2.8%
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 2.8%
    SEI Daily Income Trust, Government
        Fund, Cl A 5.200%                             1,159,622       1,159,622
    SEI Daily Income Trust, Prime
        Obligation Fund, Cl A, 5.320%                 1,159,622       1,159,622
                                                                    ------------
    TOTAL SHORT-TERM INVESTMENTS
        (Cost $2,319,244)                                             2,319,244
                                                                    ------------
    TOTAL INVESTMENTS -- 100.5%+
    (Cost $63,099,792)                                              $83,948,111
                                                                    ============

            PERCENTAGES ARE BASED ON NET ASSETS OF $83,555,926.

         *  NON-INCOME PRODUCING SECURITY
       (A) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2007. ADR AMERICAN DEPOSITARY RECEIPT
        CL  CLASS
       SER  SERIES

         + AT APRIL 30, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $63,099,792 AND THE UNREALIZED APPRECIATION AND (DEPRECIATION) WERE $21,626,133 AND $(777,814), RESPECTIVELY.

            FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


                                                                 WHR-QH-001-0600

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)*                 /s/ James F. Volk
                                          ------------------------------
                                          James F. Volk, President

Date: June 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          ------------------------------
                                          James F. Volk, President

Date: June 28, 2007


By (Signature and Title)*                 /s/ Michael Lawson
                                          ------------------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer
Date: June 28, 2007


*  Print the name and title of each signing officer under his or her signature.